Valuation Allowances and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Summary of Valuation Allowance [Table Text Block]
NORTHWEST NATURAL GAS COMPANY
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

COLUMN A	COLUMN B	COLUMN C		COLUMN D	COLUMN E
		Additions		Deductions
In thousands (year ended December 31)	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Net write-offs	Balance at end of period
2017
Reserves deducted in balance sheet from assets to which they apply:
Allowance for uncollectible accounts	$1,290	$865	$—	$1,199	$956
2016
Reserves deducted in balance sheet from assets to which they apply:
Allowance for uncollectible accounts	$870	$1,246	$—	$826	$1,290
2015
Reserves deducted in balance sheet from assets to which they apply:
Allowance for uncollectible accounts	$969	$760	$—	$859	$870